Operating Segments - Reconciliation of Segment Revenues, Profit or Loss, Assets and Liabilities and Other Significant Items (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	₩ 60,186,867	₩ 52,939,771	₩ 58,522,268
Profit before income tax expense	4,095,051	1,411,609	150,345
Assets	79,785,629	80,137,614
Liabilities	32,458,904	34,372,345
Interest income	212,451	182,475	210,193
Interest expenses	(653,115)	(658,726)	(788,772)
Depreciation and amortization	(3,297,420)	(3,213,847)	(3,218,246)
Share of profit or loss of investment in associates	10,540	(88,677)	(506,054)
Share of profit or loss of investment in associates		(88,677)	(506,054)
Income tax expense	(1,185,740)	(379,544)	(266,560)
Impairment loss on property, plant and equipment and others	(302,967)	(368,939)	(454,667)
Impairment loss on available-for-sale financial assets	(123,214)	(248,404)	(142,781)
Other significant items	(5,339,465)	(4,775,662)	(5,166,887)
Reportable segments [member]
Disclosure of operating segments [line items]
Revenue	95,059,704	81,885,203	87,471,744
Profit before income tax expense	3,160,761	135,026	(120,883)
Assets	101,542,757	101,525,764	103,223,655
Liabilities	39,809,138	41,917,003	42,221,498
Interest income	280,488	245,454	238,758
Interest expenses	(757,963)	(759,001)	(870,276)
Depreciation and amortization	(3,360,366)	(3,276,416)	(3,282,916)
Share of profit or loss of investment in associates	(1,721)	(554,872)	(822,509)
Share of profit or loss of investment in associates		(554,872)	(822,509)
Income tax expense	(1,274,696)	(463,009)	(444,105)
Impairment loss on property, plant and equipment and others	(336,719)	(243,282)	(312,433)
Impairment loss on available-for-sale financial assets	(127,319)	(314,446)	(240,790)
Other significant items	(5,578,296)	(5,365,572)	(5,734,271)
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of operating segments [line items]
Assets	(15,555,972)	(15,322,271)
Goodwill and corporate FV adjustments [member]
Disclosure of operating segments [line items]
Profit before income tax expense	(84,370)	(123,110)	(95,150)
Assets	3,368,333	3,750,915
Liabilities	483,693	442,178
Interest expenses	1,304	(807)	1,282
Depreciation and amortization	(106,195)	(104,949)	(117,595)
Share of profit or loss of investment in associates		(38,732)
Income tax expense	21,270	21,945	24,294
Impairment loss on property, plant and equipment and others	(867)
Other significant items	(84,488)	(122,543)	(92,019)
Elimination of inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	(34,404,604)	(28,801,690)	(29,279,399)
Profit before income tax expense	(102,922)	1,036,253	119,852
Assets	(10,330,159)	(10,191,413)
Liabilities	(8,731,880)	(8,434,580)
Interest income	(68,037)	(62,979)	(28,565)
Interest expenses	103,544	101,082	80,222
Depreciation and amortization	169,141	167,518	182,265
Share of profit or loss of investment in associates	12,261
Share of profit or loss of investment in associates		504,927	316,455
Income tax expense	47,203	56,379	142,872
Impairment loss on property, plant and equipment and others	34,619	(125,657)	(142,234)
Impairment loss on available-for-sale financial assets	4,105	66,042	98,009
Other significant items	302,836	707,312	649,024
Income tax expense [Member]
Disclosure of operating segments [line items]
Profit before income tax expense	1,206,223	384,685	276,939
Basis difference [Member]
Disclosure of operating segments [line items]
Revenue	(468,233)	(143,742)	329,923
Profit before income tax expense	(84,641)	(21,245)	(30,413)
Assets	760,670	374,619
Liabilities	897,953	447,744
Income tax expense	20,483	5,141	10,379
Other significant items	₩ 20,483	₩ 5,141	₩ 10,379